Document And Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	CF BANKSHARES INC.
Entity Central Index Key	0001070680
Entity Emerging Growth Company	false
Entity File Number	0-25045
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	34-1877137
Entity Address, Address Line One	C/O CFBANK
Entity Address, Address Line Two	4960 EAST DUBLIN GRANVILLE RD
Entity Address, Address Line Three	SUITE 400
Entity Address, City or Town	COLUMBUS
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43081
City Area Code	(614)
Local Phone Number	334-7979
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	(Voting) Common Stock, $.01 par value
Trading Symbol	CFBK
Security Exchange Name	NASDAQ